UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09053

The MP 63 Fund, Inc.

(Exact name of registrant as specified in charter)

MP 63 Fund, Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Address of principal executive offices)(Zip code)

MP 63 Fund Inc.

8000 Town Centre Drive Suite 400

Broadview Heights, OH 44147

(Name and address of agent for service)

Registrant's telephone number, including area code: (914) 925-0022

Date of fiscal year end: February 29

Date of reporting period: February 29, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

THE MP63 FUND, INC.

Ticker: DRIPX

ANNUAL REPORT

February 29, 2024

THE MP63 FUND, INC.

SHAREHOLDER LETTER

FEBRUARY 29, 2024 (UNAUDITED)

Dear Fellow Shareholders,

The MP63 Fund (DRIPX) continues to follow the investing guidelines that were established at its inception in March 1999: At least 80% of its assets are invested in what we consider to be high-quality companies that pay dividends and offer the option to invest directly through the company-sponsored Dividend Reinvestment Plan (DRIP). As portfolio managers, we make an effort to minimize fund expenses and we are mindful of the effect of capital gains for those who are invested in a taxable account. The Fund’s expense ratio during the 2024 fiscal year, which spans from 3/1/2023 to 2/29/24 was 0.73%, which compares favorably with 0.80% for Large-Cap No-Load funds. This relatively low expense ratio is more remarkable given the Fund’s relatively small asset base compared with the billion-dollar funds in this category.

The calendar year 2023 reflected a recovery for virtually every type of equity fund, as evidenced by the S&P 500® Index, up 24.23% (after a decline of 19.44% in 2022, its worst year since 2008). During the same period, DRIPX was up 5.92% while the Russell Value 1000 Index was up 11.41%. Contributing to the relatively poor performance is our Fund’s large commitment to the Consumer Staples, Utilities, and Healthcare sectors which were among the worst performing sectors--losing value while the other sectors made substantial gains. But market favorites are not fixed and momentum favorites change. DRIPX assets totaled $90.2 million at the end of 2023 and have grown so far this year to $94.9 million.

As usual, DRIPX benefitted from the disciplined investing approach followed by many of your fellow shareholders who not only maintained their positions during volatile market conditions but also continued to invest regardless of the short-term direction of the market and, while our commitment to our long-term strategy caused the Fund to underperform recently--bringing our Morningstar ranking down from a Gold Medal and 4 stars to a Silver Medal*(still a high conviction rating) and 3 stars, the fund’s management team continues to serve the retirement needs of our shareholders by delivering less volatile than the market. In other words, DRIPX does not rebound so much, however it also does not have as much to recover from. This approach, we believe, is most likely to reward our shareholder with the retirement benefit they anticipate.

The best performing stocks in the portfolio during the fiscal year (including dividends) were: Amazon.com Inc. (AMZN), with a cumulative return of 91.78%, Intel Corp. (INTC): 72.31%, Microsoft Corp. (MSFT): 69.33%, Tennant Co. (TNC): 60.84%, Costco Wholesale Corp. (COST): 60.06% and Ecolab Inc. (ECL): 43.58%

The worst performing stocks in the portfolio during the period were: VF Corp. (VFC), with a cumulative loss of -31.58%, Archer-Daniels Midland Co. (ADM), -31.14%, Pfizer Inc. (PFE), -30.44%, NextEra Energy Inc. (NEE), -18.56%, Conagra Brands Inc. (CAG), -17.90% and Polaris Inc. (PII), -16.30%.

You may have noticed that the Fund’s custodial services are moving to Huntington Bank from US Bank. US Bank decided to stop providing custodial services to funds that do not also use its bank for transfer agency services. The Fund’s transfer agent, Mutual Shareholder Services, has served our shareholders well for more than 20 years and we prefer to remain with that company and use the services of Huntington Bank, which offer equally good or possibly better service.

As always, we thank you for your patient adherence to our wealth-building strategy and, again, for the restraint you have shown during market selloffs.

The DRIPX Management Team, Vita Nelson, Mario Medina, Lee Nelson, and Byron Perez

March 28, 2024

* The Medalist Ratings indicate which investments Morningstar believes are likely to outperform a relevant index or peer group average on a risk-adjusted basis over time. Investment products are evaluated on three key pillars (People, Parent, and Process) which, when coupled with a fee assessment, forms the basis for Morningstar’s conviction in those products’ investment merits and determines the Medalist Rating they’re assigned.

Disclaimer:

Past performance is not a guarantee of future results. Must be preceded or accompanied by a prospectus. Mutual fund investing involves risk. Principal loss is possible. Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. Please refer to the schedule of investments in the report for complete holdings information.

Annual Report | 1

THE MP63 FUND, INC.

PERFORMANCE ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

AVERAGE ANNUAL RATE OF RETURN (%)

FOR PERIODS ENDING FEBRUARY 29, 2024

	1 Year	5 Year	10 Year	Cumulative Since Inception	Ending Value
The MP63 Fund, Inc.	10.93%	8.59%	8.93%	433.83%	$ 53,383
S&P 500 Index	30.45%	14.75%	12.69%	555.52%	$ 65,552
iShares Russell 1000 Value ETF	13.77%	9.18%	8.54%	423.88%	$ 52,388

$70,000
$65,000
$60,000
$55,000
$50,000
$45,000
$40,000
$35,000
$30,000
$25,000
$20,000
$15,000
$10,000
$5,000
Feb-99
Aug-99
Feb-00
Aug-00
Feb-01
Aug-01
Feb-02
Aug-02
Feb-03
Aug-03
Feb-04
Aug-04
Feb-05
Aug-05
Feb-06
Aug-06
Feb-07
Aug-07
Feb-08
Aug-08
Feb-09
Aug-09
Feb-10
Aug-10
Feb-11
Aug-11
Feb-12
Aug-12
Feb-13
Aug-13
Feb-14
Aug-14
Feb-15
Aug-15
Feb-16
Aug-16
Feb-17
Aug-17
Feb-18
Aug-18
Feb-19
Aug-19
Feb-20
Aug-20
Feb-21
Aug-21
Feb-22
Aug-22
Feb-23
Aug-23
Feb-24
The MP 63 Fund, Inc.
S&P 500 Index
iShares Russell 1000 Value ETF

This chart assumes an initial investment of $10,000 made on the closing of February 28, 1999. Total return is based on the net change in NAV and assuming reinvestment of all dividends and other distributions. Performance figures represent past performance which is not predictive of future performance. Investment return and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

The Standard & Poor’s 500 Index (“S&P 500”) is a market value-weighted index, representing the aggregate market value of the common equity of 500 stocks primarily traded on the New York Stock Exchange.  The S&P 500 is a widely recognized, unmanaged index of common stock prices.  The figures for the S&P 500 reflect all dividends reinvested but do not reflect any deductions for fees, expenses or taxes.

The iShares Russell 1000 Value ETF seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.

The performance information shown represents past performance and should not be interpreted as indicative of The MP63 Fund, Inc.'s future performance. The performance also reflects reinvestment of all dividend and capital gain distributions. The returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

Annual Report | 2

THE MP63 FUND, INC.

PORTFOLIO ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the schedule of investments.

Industrials 25.19%
Money Market Fund 0.02%
Real Estate 0.68%
Technology 9.13%
Utilities 4.65%
Basic Materials 5.53%
Communication Services 4.69%
Consumer Cyclical 11.04%
Consumer Defensive 13.51%
Energy 4.37%
Financial Services 10.64%
Healthcare 10.55%

Sectors are categorized using Morningstar® classifications.

Annual Report | 3

THE MP63 FUND, INC.

SCHEDULE OF INVESTMENTS

FEBRUARY 29, 2024

Shares		Fair Value

COMMON STOCKS (United States) - 98.04%

Aerospace/Aircrafts/Defense - 3.24%
3,425	The Boeing Co. *	$ 697,741
25,158	RTX Corp.	2,255,918
		2,953,659
Auto Parts - Retail/Wholesale - 1.85%
11,306	Genuine Parts Co.	1,687,534

Banks - 3.64%
45,322	Bank of America Corp.	1,564,515
13,321	Truist Financial Corp.	465,969
30,858	US Bancorp	1,294,802
		3,325,286
Beverages - 2.47%
20,339	The Coca-Cola Co.	1,220,747
6,260	PepsiCo, Inc.	1,035,028
		2,255,775
Cable & Other Pay Television Services - 1.64%
34,856	Comcast Corp., Class A	1,493,580

Chemicals - Diversified - 2.45%
19,362	RPM International, Inc.	2,233,407

Commercial Services - 1.81%
7,335	Ecolab, Inc.	1,649,201

Communication Equipment - 2.23%
12,926	Qualcomm, Inc.	2,039,593

Consumer, Durable & Apparel - 0.40%
4,243	Sony Group Corp. ADR	364,092

Containers - Paper/Plastic - 1.00%
100,311	Amcor PLC (Jersey)	908,818

Cosmetics & Personal Care - 1.33%
14,045	Colgate-Palmolive Co.	1,215,173

Diversified Operations - 1.62%
45,942	Corning, Inc.	1,481,170

Electronic Equipment - 2.65%
12,163	Carrier Global Corp.	676,020
16,311	Emerson Electric Co.	1,742,830
		2,418,850
Electronic - Semiconductors - 1.05%
22,190	Intel Corp.	955,279

Financial Services - 3.17%
4,981	American Express Co.	1,092,931
14,711	Paychex, Inc.	1,803,863
		2,896,794

The accompanying notes are an integral part of these financial statements.

Annual Report | 4

THE MP63 FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024

Shares		Fair Value

Food - Misc. Preparation - 4.20%
20,403	Archer Daniels-Midland Co.	$ 1,083,603
30,891	Conagra Brands, Inc.	867,419
13,182	General Mills, Inc.	846,021
29,469	Hormel Foods Corp.	1,040,845
		3,837,888
General Household Products - 0.99%
10,079	Stanley Black & Decker, Inc.	899,954

Guided Missiles & Space Vehicles & Parts - 0.30%
637	Lockheed Martin Corp.	272,789

Healthcare - 2.50%
8,376	AbbVie, Inc.	1,474,595
1,635	UnitedHealth Group, Inc.	807,036
		2,281,631
Industrial Inorganic Chemicals - 0.36%
1,407	Air Products & Chemicals, Inc.	329,294

Insurance - Life/Property/Casual - 4.53%
21,987	AFLAC, Inc.	1,775,230
10,676	The Travelers Companies, Inc.	2,358,969
		4,134,199
Leisure Products - 1.04%
10,265	Polaris, Inc.	951,668

Leisure Services - 0.85%
6,963	The Walt Disney Co.	776,931

Machinery - Const./Mining/Farming - 4.37%
7,214	Caterpillar, Inc.	2,409,187
4,341	Deere & Co.	1,584,682
		3,993,869
Machinery - Electrical Equipment - 4.66%
10,372	Dover Corp.	1,715,321
9,692	Johnson Controls International PLC (Ireland)	574,445
17,369	Tennant Co.	1,965,997
		4,255,763
Manufacturing - 2.13%
7,425	Illinois Tool Works, Inc.	1,946,464

Materials - 0.90%
4,266	Nucor Corp.	820,352

Medical/Dental - Supplies - 1.78%
6,916	Becton Dickinson & Co.	1,629,064

Medical Instruments/Products - 0.82%
8,936	Medtronic PLC (Ireland)	744,905

The accompanying notes are an integral part of these financial statements.

Annual Report | 5

THE MP63 FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024

Shares		Fair Value

Medical Drugs - 5.42%
13,434	Abbott Laboratories	$ 1,593,810
9,560	Johnson & Johnson	1,542,793
11,911	Merck & Co., Inc.	1,514,484
11,156	Pfizer, Inc.	296,303
		4,947,390
National Commercial Banks - 1.24%
6,095	JPMorgan Chase & Co.	1,134,036

Paper & Paper Products - 1.47%
11,059	Kimberly Clark Corp.	1,340,019

Petroleum Refining - 2.44%
3,063	Chevron Corp.	465,607
16,837	Exxon Mobil Corp.	1,759,803
		2,225,410
Refuse Systems - 2.51%
11,132	Waste Management, Inc.	2,289,296

Retail - Catalog & Mail Order Houses - 1.13%
5,821	Amazon.com, Inc. *	1,028,920

Retail - Food & Restaurant - 2.44%
8,794	Starbucks Corp.	834,551
10,081	Yum! Brands, Inc.	1,395,412
		2,229,963
Retail - Variety Stores - 2.20%
2,706	Costco Wholesale Corp.	2,012,966

Retail/Wholesale - Building Products - 2.22%
5,324	The Home Depot, Inc.	2,026,368

Semiconductors & Related Devices - 0.36%
1,991	Texas Instruments, Inc.	333,154

Services - Computer Programming, Data Processing, Etc. - 2.18%
14,394	Alphabet, Inc. Class A *	1,992,993

Services - Prepackaged Software - 2.84%
6,271	Microsoft Corp.	2,593,936

Shoes & Related Apparel - 0.96%
8,420	Nike, Inc. Class B	875,091

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 1.79%
10,298	The Procter & Gamble Co.	1,636,764

Telecommunications Services - 0.59%
11,148	Cisco Systems, Inc.	539,229

Textile - Apparel/Mill Products - 0.37%
20,600	VF Corp.	336,604

Transportation - Railroads - 2.29%
8,245	Union Pacific Corp.	2,091,674

The accompanying notes are an integral part of these financial statements.

Annual Report | 6

THE MP63 FUND, INC.

SCHEDULE OF INVESTMENTS (CONTINUED)

FEBRUARY 29, 2024

Shares		Fair Value

Utility - Electric - 3.14%
14,926	Duke Energy Corp.	$ 1,370,655
27,023	NextEra Energy, Inc.	1,491,399
		2,862,054
Utility - Gas Distribution - 0.97%
18,173	National Fuel Gas Co.	885,752

Utility - Water - 1.59%
39,460	Essential Utilities, Inc.	1,372,419

TOTAL FOR COMMON STOCK (Cost $37,242,537) - 98.04%		89,507,020

LIMITED PARTNERSHIPS (United States) - 0.95%

Natural Gas Transmission - 0.95%
31,482	Enterprise Products Partners LP	864,181

TOTAL FOR LIMITED PARTNERSHIPS (Cost $586,530) - 0.95%		864,181

REAL ESTATE INVESTMENT TRUST (United States) - 0.68%
4,173	Simon Property Group, Inc.	618,188

TOTAL FOR REAL ESTATE INVESTMENT TRUST (Cost $457,967) - 0.68%		618,188

MONEY MARKET FUND - 0.01%
13,530	Fidelity Investments Money Market Funds - Gov't Portfolio, Class I 5.20% (Cost $13,530) **	13,530

	TOTAL INVESTMENTS - 99.68% (Cost $38,300,564)	91,002,919

	OTHER ASSETS LESS LIABILITIES - 0.32%	295,696

	NET ASSETS - 100.00%	$ 91,298,615

* Non-income producing securities during the year.

** Variable rate security; the money market rate shown represents the yield at February 29, 2024.

The accompanying notes are an integral part of these financial statements.

Annual Report | 7

THE MP63 FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES

FEBRUARY 29, 2024

Assets
Investments at Fair Value (Cost $38,300,564)	$ 91,002,919
Receivables
Dividends and Interest	230,176
Portfolio Securities Sold	203,647
Prepaid Expenses	24,750
Total Assets	91,461,492
Liabilities
Payables
Portfolio Securities Purchased	53,368
Shareholder Redemptions	35,061
Other Accrued Expenses	22,324
Due to Custodian	2,596
Accrued Directors Fees (Note 3)	7,337
Accrued Administrative and Operating Services Fees (Note 3)	10,657
Accrued Accounting, Administration and Transfer Agency Fees (Note 3)	4,980
Accrued Chief Compliance Officer Fees (Note 3)	1,500
Accrued Advisor Fees (Note 3)	25,054
Total Liabilities	162,877

Net Assets	$ 91,298,615

Net Assets Consist of:
Capital Stock, $0.001 par value; 1 billion shares
authorized; 3,381,451 shares issued and outstanding	$ 3,381
Additional Paid in Capital	38,290,320
Distributable Earnings	53,004,914
Net Assets	$ 91,298,615

Net Asset Value and Offering Price ($91,298,615/3,381,451)	$ 27.00

Redemption Price Per Share ($27.00 x 0.99)*	$ 26.73

* The Fund will deduct a 1% redemption fee from redemption proceeds if purchased and redeemed within 6 months.

The accompanying notes are an integral part of these financial statements.

Annual Report | 8

THE MP63 FUND, INC.

STATEMENT OF OPERATIONS

For the year ended FEBRUARY 29, 2024

Investment Income:
Dividend Income (net of foreign withholding taxes of $297)	$ 2,227,772
Interest Income	28,448
Total Investment Income	2,256,220
Expenses:
Advisor fees (Note 3)	309,268
Accounting, Administrative and Transfer Agency fees (Note 3)	41,069
Legal fees	22,466
Administrative and Operating Services fees (Note 3)	126,378
Registration fees	37,068
Compliance fees (Note 3)	17,434
Custody fees	18,950
Audit fees	18,599
Printing and postage expense	14,031
Insurance expense	12,483
Miscellaneous expense	14,142
Director fees (Note 3)	8,803
Total Expenses	640,691

Net Investment Income	1,615,529

Realized and Unrealized Gain on Investments:
Realized Gain on Investments	1,195,765
Change in Unrealized Appreciation on Investments	6,407,990
Net Realized and Unrealized Gain on Investments	7,603,755

Net Increase in Net Assets from Operations	$ 9,219,284

The accompanying notes are an integral part of these financial statements.

Annual Report | 9

THE MP63 FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Year Ended	Year Ended
	February 29, 2024	February 28, 2023
From Operations:
Net Investment Income	$ 1,615,529	$ 1,522,543
Realized Gain on Investments	1,195,765	1,156,269
Change in Unrealized Appreciation (Depreciation) on Investments	6,407,990	(7,276,168)
Increase (Decrease) in Net Assets from Operations	9,219,284	(4,597,356)

From Distributions to Shareholders:
Distributions	(2,736,464)	(3,741,069)
Change in Net Assets from Distributions	(2,736,464)	(3,741,069)

From Capital Share Transactions
Proceeds From Sale of Shares	2,181,937	2,380,669
Shares Issued on Reinvestment of Dividends	2,667,779	3,655,612
Cost of Shares Redeemed
(net of redemption fees $661 and $508, respectively)	(9,623,786)	(6,224,053)
Net Decrease from Shareholder Activity	(4,774,070)	(187,772)

Net Increase (Decrease) in Net Assets	1,708,750	(8,526,197)

Net Assets at Beginning of Year	89,589,865	98,116,062
Net Assets at End of Year	$ 91,298,615	$ 89,589,865

Share Transactions:
Issued	82,414	89,721
Reinvested	102,136	143,301
Redeemed	(372,049)	(237,407)
Net Decrease in shares	(187,499)	(4,385)
Shares outstanding beginning of year	3,568,950	3,573,335
Shares outstanding end of year	3,381,451	3,568,950

The accompanying notes are an integral part of these financial statements.

Annual Report | 10

THE MP63 FUND, INC.

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the year:

For the Year Ended February 29, 2024	For the Year Ended February 28, 2023	For the Year Ended February 28, 2022	For the Year Ended February 28, 2021	For the Year Ended February 29, 2020
Net Asset Value -					
Beginning of Year	$ 25.10	$ 27.46	$ 25.17	$ 21.31	$ 21.32
Net Investment Income **	0.47	0.43	0.41	0.41	0.39
Net Gains (Losses) on Securities (realized and unrealized)	2.25	(1.71)	2.91	4.32	0.42
Total from Investment Operations	2.72	(1.28)	3.32	4.73	0.81
Early Redemption Fees	0.00 *	0.00 *	0.00 *	0.00 *	0.00 *
Distributions (From Net Investment Income)	(0.46)	(0.44)	(0.41)	(0.41)	(0.39)
Distributions (From Capital Gains)	(0.36)	(0.64)	(0.62)	(0.46)	(0.43)
Total Distributions	(0.82)	(1.08)	(1.03)	(0.87)	(0.82)
Net Asset Value -					
End of Year	$ 27.00	$ 25.10	$ 27.46	$ 25.17	$ 21.31
Total Return [(a)]	10.93%	(4.71)%	12.98%	22.26%	3.42%
Ratios/Supplemental Data					
Net Assets - End of Year (Thousands)	91,299	89,590	98,116	85,599	69,862
Ratio of Expenses to Average Net Assets	0.73%	0.72%	0.63%	0.71%	0.69%
Ratio of Net Investment Income to Average Net Assets	1.83%	1.66%	1.47%	1.79%	1.72%
Portfolio Turnover Rate	10.26%	5.90%	5.96%	9.73%	5.66%

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gain distributions and assume no redemption fees.

* Amount is less than $0.005

** Per share amounts are calculated using the average shares method.

The accompanying notes are an integral part of these financial statements.

Annual Report | 11

THE MP63 FUND, INC.

NOTES TO FINANCIAL STATEMENTS

FEBRUARY 29, 2024

NOTE 1. ORGANIZATION

The MP63 Fund, Inc.  (the "Fund") is organized as a Maryland Corporation, incorporated on October 13, 1998, and registered as an open-end, diversified, management investment company under the Investment Company Act of 1940, as amended. The Fund's business and affairs are managed by its officers under the direction of its Board of Directors (the “Board”). The Fund's investment objective is to seek long-term capital appreciation for shareholders.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements. The Fund is an investment company that follows the accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 applicable to investment companies.

A.

Security Valuation - Portfolio securities traded on a national securities exchange are stated at the last reported sales price or a market’s official close price on the day of valuation. Portfolio securities for which market quotations are readily available are valued at fair value. Portfolio securities for which market quotations are not considered readily available are valued at fair value on the basis of valuations furnished by a pricing service approved by the Board.  Portfolio companies during this reporting period are all widely traded and pricing information is readily available. The Board maintains responsibilities for the fair value determinations under Rule 2a-5 under the Investment Company Act of 1940.

Mutual Funds must utilize various methods to measure the fair value of most of its investments on a recurring basis. Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuating the asset or liability, and would be based on the best information available.

To the extent that valuation is based on models or inputs that are less observable or unobservable, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. However, the inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Annual Report | 12

THE MP63 FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 29, 2024:

(Assets)	Level 1	Level 2	Level 3	Total
Common Stocks	$89,507,020	$ -	$ -	$89,507,020
Limited Partnerships	864,181	-	-	864,181
Real Estate Investment Trust	618,188	-	-	618,188
Money Market Fund	13,530	-	-	13,530
Total	$91,002,919	$ -	$ -	$91,002,919

The Fund did not hold any Level 3 assets during the year ended February 29, 2024. The Fund did not engage in any derivative transactions during the year ended February 29, 2024.

B.

Security Transactions and Related Investment Income - Securities transactions are accounted for on the trade date. Gains and losses on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

C.

Federal Income Taxes - The Fund’s policy is to continue to comply with requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment income as dividends to its shareholders.  The Fund intends to distribute its net long-term capital gains and net short-term capital gains at least once a year. Therefore, no provision for federal income taxes is required.

The Fund recognizes the tax benefits of certain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. As of and during the year ended February 29, 2024, management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s open tax years or expected to be taken in the Fund’s 2024 tax returns. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. As of and during the year ended February 29, 2024, the Fund did not incur any interest or penalties.

D.

Dividends and Distributions to Shareholders - The Fund records dividends and distributions to shareholders on the ex-dividend date. The Fund will distribute its net investment income, if any, and net realized capital gains, if any, annually.

E.

Cash – The Fund maintains cash at its custodian which, at times, may exceed United States federally insured limits. Financial instruments that potentially subject the Fund to credit risk include cash deposits in excess of federally insured limits.

F.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of

Annual Report | 13

THE MP63 FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024

revenues and expenses during the reporting periods. Actual results could differ from those estimates.

G.

Share Valuation – The net asset value (the “NAV”) is generally calculated as of the close of trading on the New York Stock Exchange (the “Exchange”) (normally 4:00 p.m. Eastern time) every day the Exchange is open. The NAV is calculated by taking the total value of the Fund’s assets, subtracting its liabilities, and then dividing by the total number of shares outstanding, rounded to the nearest cent. The offering price and redemption price per share are equal to the net asset value per share, except for shares redeemed within 6 months.

NOTE 3.  INVESTMENT ADVISORY AGREEMENT AND OTHER RELATED PARTY TRANSACTIONS

The Fund has entered into an investment advisory agreement (the "Agreement") with The Moneypaper Advisor, Inc. (the "Advisor"). Under this Agreement, the Advisor provides the Fund with investment advice and supervises the Fund's investments. As compensation for the services rendered, the Fund pays the Advisor a fee accrued daily based on an annualized rate of 0.35% of the daily net asset value. For the fiscal year ended February 29, 2024, the Advisor earned fees of $309,268. At February 29, 2024, the Fund owed the Advisor $25,054 for advisory fees.

The Advisor has voluntarily agreed to waive its fee and to reimburse the Fund for other expenses if the total operating expenses of the Fund exceed an annual rate of 1.25% of average daily net assets.  The Advisor did not waive any fees or reimburse the Fund during the year ended February 29, 2024.

The Fund has agreements in place with Mutual Shareholder Services ("MSS") to provide administrative, transfer agency, and fund accounting services. Under these agreements, MSS is paid a certain fixed annual fee for accounting and administration services which increases incrementally at specified asset thresholds, plus blue sky servicing fees paid on a per filing basis.  For transfer agency services, MSS receives a fixed fee per account, subject to an annual minimum. For the year ended February 29, 2024, Fund expenses amounted to $41,069 for MSS services of accounting, administration and transfer agency services. At February 29, 2024, $4,980 was due to MSS for services provided.

The Fund entered into an Administrative and Operating Services Agreement with Moneypaper Publications LLC, the parent of the Advisor. Under this agreement, Moneypaper Publications LLC provides services to the Fund that are necessary for operation and not provided by other parties. For these services, the Fund is contractually obligated to pay Moneypaper Publications LLC a flat monthly fee which is not to exceed $18,500. However, Moneypaper Publications LLC has charged the Fund only $10,500 per month for these services since January 1, 2023. Moneypaper Publications LLC does not currently intend to increase the fee, although it may seek to do so in the future. These fund servicing expenses amounted to $126,378 for the year ended February 29, 2024. At February 29, 2024, the Fund owed $10,657 for fund servicing expenses.

Certain officers of the Advisor are also officers and a director of the Fund. One (1) director of the Fund’s four (4) member Board of Directors is the President of the Advisor. The Fund currently pays each Independent Director an annual retainer of $2,000 for regular compensation. The Fund currently does not pay special compensation to any Director. Vita Nelson, as the Interested Director, does not receive any compensation from the Fund for her services as a Director. For the year ended February 29, 2024, the Fund incurred $8,803 in regular compensation director fees and expenses. The Fund paid the Chief Compliance Officer $17,434 for the year ended February 29, 2024.

Annual Report | 14

THE MP63 FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024

NOTE 4. INVESTMENT TRANSACTIONS

For the year ended February 29, 2024, purchases and sales of securities, excluding short-term investments, aggregated $9,013,788 and $14,112,839, respectively.

NOTE 5.  TAX INFORMATION

Cumulative unrealized appreciation (depreciation) on a tax basis amounted to the following: Unrealized appreciation $53,150,813, Unrealized depreciation ($620,215), Net unrealized appreciation $52,530,598.

For Federal income tax purposes, the cost of investments owned at February 29, 2024 was $38,472,321. The difference between book and tax cost of investments represents the deferral of losses on wash sales and partnership basis adjustments.

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary.  Permanent differences are reclassified among the components of net assets in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gain as ordinary income for tax purposes. Due to permanent book to tax differences the following adjustments have been made by management as of February 29, 2024.  Reclassifications have no effect on net assets, results of operations or net asset value per share of the Fund.

Paid In Capital	$ (202)
Distributable Earnings	$ 202

The permanent differences were mainly due to non-deductible partnership expenses.

As of February 29, 2024, the components of distributable earnings on a tax basis were as follows: undistributed ordinary income $187,760, undistributed capital gains $286,556, net unrealized appreciation $52,530,598, for a total distributable earnings of $53,004,914.

The tax character of distributions paid during the fiscal year ended February 29, 2024 was as follows:

Distributions paid from: Ordinary income $1,531,897, Long term capital gains $1,204,567.

The tax character of distributions paid during the fiscal year ended February 28, 2023 was as follows:

Distributions paid from: Ordinary income $1,523,739, Long term capital gains $2,217,330.

NOTE 6.  INDEMNIFICATIONS

In the normal course of business, the Fund enters into contracts that contain general indemnification to other parties. The Fund’s maximum exposure under these contracts is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. The Fund expects the risk of loss to be remote.

Annual Report | 15

THE MP63 FUND, INC.

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

FEBRUARY 29, 2024

NOTE 7.  MARKET RISK

Overall market risks may also affect the value of the Fund. Factors such as domestic economic growth and market conditions, interest rate levels and political events affect the securities markets. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issue, sanctions, recessions and depressions, or other events could have a significant impact on the Fund and its investments, and may impair market liquidity, thereby increasing liquidity risk. The Fund could lose money over short periods due to short-term market movements and over longer periods during more prolonged market downturns. During a general market downturn, multiple asset classes may be negatively affected. Changes in market conditions and interest rates can have the same impact on all types of securities and instruments.

NOTE 8.  SUBSEQUENT EVENTS

Management has evaluated subsequent events through the date the financial statements were issued.  Based upon this evaluation, the Fund has determined no subsequent events have occurred which would require adjustment to or disclosure in the financial statements.

Annual Report | 16

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

 To the Shareholders and Board of Directors of

The MP63 Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The MP63 Fund, Inc. (the “Fund”), as of February 29, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the related notes, and the financial highlights for each of the four years in the period then ended (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of February 29, 2024, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year ended February 29, 2020, was audited by other auditors whose report dated April 22, 2020, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits.  We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of February 29, 2024, by correspondence with the custodian and broker; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2020.

COHEN & COMPANY, LTD.

Cleveland, Ohio

April 25, 2024

Annual Report | 17

THE MP63 FUND, INC.

EXPENSE ILLUSTRATION

FEBRUARY 29, 2024 (UNAUDITED)

 Expense Example

As a shareholder of the MP63 Fund, you incur two types of costs: (1) transaction costs, including brokerage and other costs associated with portfolio purchases and sales, reinvested dividends, or other distributions; and redemption fees; and (2) ongoing costs, including management fees; service provider fees and expenses and other Fund expenses.  This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, September 1, 2023 through February 29, 2024.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Fund’s actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	September 1, 2023	February 29, 2024	September 1, 2023 to February 29, 2024

Actual	$1,000.00	$1,075.85	$0.04
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$1,024.83	$0.04

* Expenses are equal to the Fund's annualized expense ratio of 0.74%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Annual Report | 18

THE MP63 FUND, INC.

TRUSTEES & OFFICERS

FEBRUARY 29, 2024 (UNAUDITED)

The Board of Directors supervises the business activities of the Fund.  The names of the Directors and principal officers of the Fund are shown below.  For more information regarding the Directors, please refer to the Statement of Additional Information, which is available free upon request by calling 1-877-676-3386.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director

Disinterested Directors:

Susan Ryan Age: 73 241 Perkins Street, Unit A602 Jamaica Plain, MA 02130	Director	Indefinite – since March 2016	Vice President, C.A. White (real estate development and management company)	1	Board member, Shambhala USA and Shambhala Canadian, both religious non-profit organizations
Edward Shashoua Age: 64 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Director	Indefinite – since December 2016	Primary Care Internist, Newton-Wellesley Physicians; Owner/Trustee, Brandywine Development Co. (real estate development)	1	Director, Ischemix, Inc.
Daniel Mandell Age: 60 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Director	Indefinite – since December 2016	General Council and Vice President, DialogueDirect Inc.; Founding member, Carabello & Mandell (law firm)	1	DialogueDirect, Inc. - Director

Annual Report | 19

THE MP63 FUND, INC.

TRUSTEES & OFFICERS (CONTINUED)

FEBRUARY 29, 2024 (UNAUDITED)

The Board of Directors supervises the business activities of the Fund.  The names of the Directors and principal officers of the Fund are shown below.  For more information regarding the Directors, please refer to the Statement of Additional Information, which is available free upon request by calling 1-877-676-3386.

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held By Director

Interested Directors:

Vita Nelson 1,2 Age: 86 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Director, President	Indefinite – since 1998	President, Editor and Publisher of The Moneypaper, Inc. (newsletter)	1	Director, The Moneypaper Advisor, Inc.; Director, Temper of the Times Communications, Inc. Director, Moneypaper, Inc.
Principal Officers who are not Directors:
J. Mario Medina Age: 57 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Treasurer	Indefinite – since 2017	Co-manager of the Fund since July 1, 2017; Editor for JST Online Solutions.	1	None
Leonard Barenboim Age: 62 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Chief Compliance Officer	Indefinite – since 2017	CEO and Chief Compliance Officer, Temper of the Times Investor Services, Inc.; Principal and project manager, ELBI Systems LLC; Chief Compliance Officer, Moneypaper Advisor Inc.	1	None

Lee Reiner Nelson 1 Age: 61 8000 Town Centre Dr., Suite 400 Broadview Heights, OH 44147	Secretary	Indefinite – since 2016	President and CEO, EMA, LLC	1	Director, Moneypaper Publications LLC; Temper of the Times Investor Service, Inc.; Moneypaper Advisor, Inc.; Temper of the Times Foundation.

(1)Lee Reiner Nelson is Vita Nelson’s son.

(2)Vita Nelson is President of the Fund and a Director of the Fund’s Advisor, The Moneypaper Advisor, Inc. and therefore, is an “Interested Director” of the Fund.

Annual Report | 20

THE MP63 FUND, INC.

ADDITIONAL INFORMATION

FEBRUARY 29, 2024 (UNAUDITED)

 INFORMATION REGARDING PROXY VOTING

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, are available without charge upon request by (1) calling the Fund at 1-877-676-3386 and (2) from Fund’s documents filed with the Securities and Exchange Commission ("SEC") on the SEC's website at www.sec.gov.

INFORMATION REGARDING PORTFOLIO HOLDINGS

The Fund files a complete schedule of investments with the SEC for the first and third quarter of each fiscal year on Form N-PORT.  The Fund’s first and third fiscal quarters end on May 31 and November 30. The Fund’s Form N-PORT’s are available on the SEC’s website at http://sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 1-800-732-0330 for information on the operation of the Public Reference Room).  You may also obtain copies by calling the Fund at 1-877-676-3386.

LIQUIDITY RISK MANAGEMENT PROGRAM

The Fund has adopted and implemented a liquidity risk management program as required by Rule 22e-4 (the “Liquidity Rule”) under the Investment Company Act. The program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long-term cash flow projections; and its cash holdings and access to other funding sources.

During the year ended February 29, 2024, the Advisor to the Fund reviewed the Fund’s investments and determined that the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. Accordingly, the Advisor concluded that (i) the Fund’s liquidity risk management program is reasonably designed to prevent violations of the Liquidity Rule and (ii) the Fund’s liquidity risk management program has been effectively implemented. The Board then approved the liquidity risk report the Advisor provided.

Annual Report | 21

This Page Was Left Blank Intentionally

Annual Report | 22

Investment Adviser

Moneypaper Advisor, Inc.

Distributor

Arbor Court Capital, LLC

 Administrator, Transfer Agent, &

Shareholder Servicing Agent

Mutual Shareholder Services, LLC

Custodian

U.S. Bank, N.A.

Legal Counsel

Ropka Law, LLC

Independent Registered Public Accounting Firm

Cohen & Company, Ltd.

This report is provided for the general information of MP63 Fund, Inc. shareholders.  It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund.

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.  A copy of registrant’s code of ethics will be provided to any person who requests it, without charge.  To receive a copy of the registrant's code of ethics, write to the Fund at MP63 Fund, Inc., 8000 Town Centre Drive Suite 400, Broadview Heights, OH  44147.  A copy will be sent to you within three (3) business days of receipt of your request.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

3)

Compliance with applicable governmental laws, rules, and regulations;

4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

5)

Accountability for adherence to the code.

(c)

Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by this report, the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

The registrant's Board of Directors has determined that the registrant does not have an audit committee financial expert. The audit committee members and the full Board determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees.  The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $14,000 and $14,000 with respect to the registrant’s fiscal years ended February 29, 2024 and February 28, 2023, respectively.

(b)

Audit-Related Fees.  No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)

Tax Fees.  The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $2,500 and $2,500 with respect to the registrant’s fiscal years ended February 29, 2024 and February 28, 2023, respectively.  The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)

All Other Fees.  No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)

The Audit Committee of The MP63 Fund, Inc. (the "Fund") is charged with the responsibility to monitor the independence of the Fund's independent accountants.  As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm's engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant's independence. The Committee's evaluation will be based on:

>   a review of the nature of the professional services expected to be provided,

>   review of the safeguards put into place by the accounting firm to safeguard independence, and

>   periodic meetings with the accounting firm.

POLICY FOR AUDIT AND NON-AUDIT SERVICES PROVIDED TO THE FUNDS

On an annual basis, the scope of audits for the Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund's independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.  Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor's independence.  The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chairman pursuant to authority delegated in this Policy.

The categories of services enumerated under "Audit Services", "Audit-related Services", and "Tax Services" are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chairman) would expect upon the presentation of specific proposals to pre-approve.  The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services which the Committee (or the Committee Chairman) would consider for pre-approval.

AUDIT SERVICES

The following categories of audit services are considered to be consistent with the role of the Fund's independent accountants:

>   Annual Fund financial statement audits

>   SEC and regulatory filings and consents

AUDIT-RELATED SERVICES

The following categories of audit-related services are considered to be consistent with the role of the Fund's independent accountants:

>   Accounting consultations

>   Agreed upon procedure reports

>   Attestation reports

>   Other internal control reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chairman (or any other Committee member on whom this responsibility has been delegated).

TAX SERVICES

The following categories of tax services are considered to be consistent with the role of the Fund's independent accountants:

Tax compliance services related to the filing or amendment of the following:

Federal, state and local income tax compliance; an

Sales and use tax compliance

Timely RIC qualification reviews

Tax distribution analysis and planning

Accounting methods studies

Tax consulting services and related projects

The Fund’s independent accountants do not perform individual tax services for management individuals of the Fund.  Other permitted services are subject to an Audit Committee pre-approval process.

OTHER NON-AUDIT SERVICES

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy.  Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

PROSCRIBED SERVICES

The Fund's independent accountants will NOT render services in the following categories of non-audit services:

>   Bookkeeping or other services related to the accounting records or financial statements of the Fund

>   Financial information systems design and implementation

>   Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

>   Actuarial services

>   Internal audit outsourcing services

>   Management functions or human resources

>   Broker or dealer, investment adviser, or investment banking services

>   Legal services and expert services unrelated to the audit

>   Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

PRE-APPROVAL OF NON-AUDIT SERVICES PROVIDED TO THE MONEYPAPER ADVISORS, INC. AND THE MONEYPAPER ADVISORS, INC. AFFILIATES

Certain non-audit services provided to The Moneypaper Advisors, Inc. or any entity controlling, controlled by or under common control with The Moneypaper Advisors, Inc. that provides ongoing services to the Fund (The Moneypaper Advisors, Inc. Affiliates) will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Fund. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process, will be subject to pre-approval by the Committee Chairman (or any other Committee member on whom this responsibility has been delegated.  Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to The Moneypaper Advisors, Inc. Affiliates, the Committee will receive an annual report from the Fund's independent accounting firm showing the aggregate fees for all services provided to The Moneypaper Advisors, Inc. and The Moneypaper Advisors, Inc. Affiliates.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)

Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)

With respect to the fiscal years ended February 29, 2024 and February 28, 2023, aggregate non-audit fees of $2,500 and $2,500, respectively, were billed by the registrant’s accountant for services rendered to the registrant.  With respect to the fiscal years ended February 29, 2024 and February 28, 2023, the registrant’s accountant did not render any services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	Not applicable.

(i)  Not applicable.

(j)  Not applicable.

Item 5.

Audit Committee of Listed Companies.

Not Applicable.

Item 6.

Schedule of Investments.

(a)

Not applicable.  [schedule filed with Item 1]

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.

Purchase of Equity Securities By Closed End Management Investment Company and Affiliates.

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders.

The registrant does not have specific procedures in place to consider nominees recommended by shareholders, but would consider such nominees if submitted in accordance with Rule 14a-8 under the Securities Exchange Act of 1934 in conjunction with a shareholder meeting to consider the election of trustees.

Item 11.

Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management Companies.

Not applicable.

Item 13.

Exhibits.

(a)(2)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)

Not applicable.

(b)

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The MP 63 Fund, Inc.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date May 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Vita Nelson

*Vita Nelson

President

(principal executive officer)

Date May 8, 2024

By /s/Mario Medina

*Mario Medina

Treasurer

(principal financial officer)

Date May 8, 2024

* Print the name and title of each signing officer under his or her signature.